1998 ANNUAL REPORT


IDS
Federal Income Fund
(prospectus enclosed)


(icon of) shield with eagle head

The goals of IDS Federal Income Fund, Inc. are to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) shield with eagle head

A comfortable compromise

Balancing risk and reward is something all investors must consider. In the fixed-income area, intermediate-term securities issued by the federal government and its agencies offer a good middle ground. These securities, which form the core of Federal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of insured investments such as bank CDs. For a conservative investor, that can be a rewarding combination.

Contents

The purpose of this annual report is to tell investors how the Fund performed.

(icon of) one open book inside of another

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

    1998 annual report

    From the chairman                                                4
    From the portfolio manager                                       4
    Making the most of the Fund                                      6
    The Fund's long-term performance                                 7
    Independent auditors' report (Fund)                              8
    Financial statements (Fund)                                      9
    Notes to financial statements (Fund)                            12
    Independent auditors' report (Portfolio)                        16
    Financial statements (Portfolio)                                17
    Notes to financial statements (Portfolio)                       20
    Investments in securities                                       25
    IDS mutual funds                                                32
    Federal income tax information                                  36

    1998 prospectus

    The Fund in brief                                               3p
    Goal                                                            3p
    Investment policies and risks                                   3p
    Structure of the Fund                                           4p
    Manager and distributor                                         4p
    Portfolio manager                                               4p
    Alternative purchase arrangements                               4p

    Sales charge and Fund expenses                                  5p

    Performance                                                     7p
    Financial highlights                                            7p
    Total returns                                                   9p
    Yield                                                          11p

    Investment policies and risks                                  12p
    Facts about investments and their risks                        12p
    Valuing Fund shares                                            16p

    How to purchase, exchange or redeem shares                     17p
    Alternative purchase arrangements                              17p
    How to purchase shares                                         19p
    How to exchange shares                                         22p
    How to redeem shares                                           22p
    Reductions and waivers of the sales charge                     27p

    Special shareholder services                                   32p
    Services                                                       32p
    Quick telephone reference                                      32p

    Distributions and taxes                                        33p
    Dividend and capital gain distributions                        33p
    Reinvestments                                                  34p
    Taxes                                                          34p
    How to determine the correct TIN                               36p

    How the Fund and Portfolio are organized                       37p
    Shares                                                         37p
    Voting rights                                                  37p
    Shareholder meetings                                           37p
    Special considerations regarding master/feeder structure       38p
    Board members and officers                                     39p
    Investment manager                                             41p
    Administrator and transfer agent                               41p
    Distributor                                                    42p

    About American Express Financial Corporation                   44p
    General information                                            44p
    Year 2000                                                      45p

    Appendix                                                       46p
    Descriptions of derivative instruments                         46p

(This annual report is not part of the prospectus.)

 To our shareholders

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

(picture of) James W. Snyder
James W. Snyder
Portfolio manager

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      (signature of) W. R. Pearce
      William R. Pearce

      From the portfolio manager

      Continued low inflation led to an overall decline in interest rates and, in turn, higher bond prices during the past 12 months. Taking advantage of the positive trend, IDS Federal Income Fund's Class A shares generated a total return (net asset value change and dividends) of 8.2% for the fiscal year -- June 1997 through May 1998.

      Despite periodic concern on the part of some investors that ongoing economic growth would soon send consumer prices higher, inflation remained remarkably subdued throughout the period. The result was that, aside from a temporary run-up last summer, interest rates worked their way lower through early January. True to their nature, bond prices responded by moving higher. The rally stalled over the final months of the period, though, as investors worried that it wouldn't be long before continued wage increases and a still-strong economy might push inflation higher.

      Treasury bonds benefit

      I kept the Portfolio's assets largely divided between short- and intermediate-term U.S. Treasury bonds and mortgage-backed bonds issued by agencies of the federal government. Although both sectors provided the Fund with positive performance, the prices of the Treasury investments benefited most from the decline in interest rates. (Conversely, when rates are stable or rising slightly, mortgage-backed bonds perform better because homeowners are less likely to refinance their mortgages.)

      As for changes to the Portfolio, I reduced holdings among mortgage-backed securities and shifted more money into Treasury securities, some of it in the form of options. In addition, I gradually lowered the level of cash reserves in the Portfolio, putting that money to work in longer-term securities that earned a better return.

      `Futures' used as hedge

      The only notable negative for the Fund was its investments in interest-rate futures contracts -- a form of derivative investments -- which produced a loss early in the period. I employ these "futures" to help insulate the Fund from the effect of sharp moves in interest rates, rather than as a speculative investment strategy.

      As we begin a new fiscal year, the bond market continues to benefit from a low rate of inflation, a federal budget surplus, a strong dollar and the possibility of slower economic growth because of the weakness in many Asian markets. All in all, it's an environment that should keep downward pressure on interest rates, which is positive for bond values.



      (signature of) James W. Snyder
      James W. Snyder

Class A
12-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998          $5.08
May 31, 1997          $4.98
Increase              $0.10

Distributions
June 1, 1997 - May 31, 1998

From income           $0.30
From capital gains    $  --
Total distributions   $0.30

Total return*         +8.2%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998          $5.08
May 31, 1997          $4.98
Increase              $0.10

Distributions
June 1, 1997 - May 31, 1998

From income           $0.26
From capital gains    $  --
Total distributions   $0.26

Total return*         +7.3%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998          $5.08
May 31, 1997          $4.98
Increase              $0.10

Distributions
June 1, 1997 - May 31, 1998

From income           $0.30
From capital gains    $  --
Total distributions   $0.30

Total return*         +8.2%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month  Amount    Per-share     Number of shares purchased
       invested  market price
Jan     $100        $20        5.00  XXXXX
Feb      100         18        5.56  XXXXXx
March    100         17        5.88  XXXXXx
April    100         15        6.67  XXXXXXx
May      100         16        6.25  XXXXXXx
June     100         18        5.56  XXXXXx
July     100         17        5.88  XXXXXx
Aug      100         19        5.26  XXXXXx
Sept     100         21        4.76  XXXXx
Oct      100         20        5.00  XXXXX

[3-part caption in margin:]
By investing an equal number of dollars each month...

you automatically buy more shares when the per share market price is low... [arrow pointing to "April" line in table above]

and fewer shares when the per share market price is high. [arrow pointing to "Sept" line in table above]

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

      Three ways to benefit from a mutual fund:

     o    your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

(This annual report is not part of the prospectus.)

      The Fund's long-term performance

      Assumes: oHolding period from 6/1/88 to 5/31/98. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $10,101. Also see "Performance" in the Fund's current prospectus.

      Lehman Aggregate Bond Index is an unmanaged index made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Portfolio.

      Merrill Lynch 1 to 5 Year Government Index is an unmanaged index made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Portfolio.

How your $10,000 has grown in IDS Federal Income Fund


$20,000
                                   Lehman Aggregate
                                         Bond Index


                                                              $19,746
                            Merrill Lynch         Federal Income Fund
                                  1-5 Yr.                     Class A
                         Government Index

$9,500

'88   '89   '90   '91    '92   '93    '94   '95    '96    '97     '98

 Average annual total return
 (as of May 31, 1998)
                            1 year        Since        5 years     10 years
                                          inception*
       Class A              +2.75%           --%        +5.07%      +7.04%
       Class B              +3.32%        +6.35%           --%         --%
       Class Y              +8.23%        +8.12%           --%         --%

*Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Aggregate Bond Index and the Merrill Lynch 1-5 Year Government Index. In comparing IDS Federal Income Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #26 to Registration Statement No. 2-96512 filed on or about July 29,
1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generally pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS Federal Income Fund, Inc.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Federal Income Fund, Inc.
      Fiscal year ended May 31, 1998

      Class A
      Income distributions
      taxable as dividend income, none qualifying for deduction by corporations.
      Payable date                                            Per share
      June 27, 1997                                            $0.02274
      July 28, 1997                                             0.02356
      Aug. 28, 1997                                             0.02668
      Sept. 26, 1997                                            0.02318
      Oct. 29, 1997                                             0.02745
      Nov. 26, 1997                                             0.02433
      Dec. 26, 1997                                             0.02348
      Jan. 29, 1998                                             0.02761
      Feb. 27, 1998                                             0.02340
      March 27, 1998                                            0.02216
      April 29, 1998                                            0.02817
      May 28, 1998                                              0.02294
      Total distributions                                      $0.29570

(This annual report is not part of the prospectus.)

      Class B
      Income distributions
      taxable as dividend income, none qualifying for deduction by corporations.
      Payable date                                            Per share
      June 27, 1997                                            $0.01974
      July 28, 1997                                             0.02054
      Aug. 28, 1997                                             0.02325
      Sept. 26, 1997                                            0.02017
      Oct. 29, 1997                                             0.02401
      Nov. 26, 1997                                             0.02140
      Dec. 26, 1997                                             0.02044
      Jan. 29, 1998                                             0.02392
      Feb. 27, 1998                                             0.02034
      March 27, 1998                                            0.01921
      April 29, 1998                                            0.02471
      May 28, 1998                                              0.01990
      Total distributions                                      $0.25763

(This annual report is not part of the prospectus.)

Federal income tax information

      Class Y
      Income distributions
      taxable as dividend income, none qualifying for deduction by corporations.
      Payable date                                            Per share
      June 27, 1997                                            $0.02303
      July 28, 1997                                             0.02385
      Aug. 28, 1997                                             0.02701
      Sept. 26, 1997                                            0.02347
      Oct. 29, 1997                                             0.02779
      Nov. 26, 1997                                             0.02461
      Dec. 26, 1997                                             0.02377
      Jan. 29, 1998                                             0.02797
      Feb. 27, 1998                                             0.02369
      March 27, 1998                                            0.02244
      April 29, 1998                                            0.02851
      May 28, 1998                                              0.02324
      Total distributions                                      $0.29938

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS
Financial Advisors


IDS Federal Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.